Portfolio of Available for Sale Debt Securities (Parenthetical) (Detail) - ASU 2016-01 ₨ in Millions	Apr. 01, 2018 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Equity securities, cost	₨ 855.6
Equity securities, fair value	₨ 1,267.7